ACCOUNTS PAYABLE, NON-CURRENT (Details) - Schedule of accounts payable, non-current - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of accounts payable, non-current [Abstract]
Aircraft and engine maintenance	$ 276,816	$ 392,347
Fleet (JOL)	124,387	208,037
Airport and Overflight Taxes	26,321
Provision for vacations and bonuses	14,545	15,036
Other sundry liabilities	30,357	36,180
Total accounts payable, non-current	$ 472,426	$ 651,600